Segment Information - Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related phase-out costs	$ 376	$ 0	$ 0
Impairment loss on intangible assets acquired through business combinations	(20)	(9)	(42)
Start-up costs	(7)	(69)	(134)
Gain on sale of non-current assets	6	5	6
Cancellation and postponement fees	(6)	(18)	0
Operating income	175	1,676	4,611
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	1,149	2,201	5,025
Segment reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related phase-out costs	376	0	0
Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment loss on intangible assets acquired through business combinations	0	0	(36)
Start-up costs	(7)	(69)	(134)
Unused capacity charges	(416)	(370)	(120)
Other unallocated manufacturing results	(169)	(63)	(94)
Gain on sale of non-current assets	5	2	4
Cancellation and postponement fees	0	(18)	0
Strategic and other research and development programs and other non-allocated items	(11)	(7)	(34)
Operating income	$ (974)	$ (525)	$ (414)